                           DELAWARE GROUP INCOME FUNDS

                            Delaware Delchester Fund
                     Delaware High-Yield Opportunities Fund

                            Supplement to the Funds'
                         Institutional Class Prospectus
                            dated September 30, 2003


Effective February 27, 2004, Delaware Delchester Fund and Delaware High-Yield Opportunities Fund each changed its benchmark index from the Citigroup High-Yield Cash Pay Index to the Bear Stearns High-Yield Index. The Bear Stearns High-Yield Index includes fixed-income, non-convertible, U.S. dollar-denominated securities rated both BB+ and Ba1 or lower with an outstanding par value of at least $100 million. The Funds' manager believes that this Index is more consistent with how each Fund is managed and better tracks the performance of the high-yield bond market.


The following replaces the section located on page 3 entitled "How has Delaware Delchester Fund performed?":

How has Delaware Delchester Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years, as well as the average annual returns for the one-year, five-year and ten-year periods. The returns reflect voluntary expense caps, if any, in effect during the periods. The returns would be lower without the voluntary caps. There is no longer a cap in place for this Fund. The Fund's past performance is not necessarily an indication of how it will perform in the future.

Year-by-year total return (Institutional Class)

--------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------- ------------ -----------
1993            1994         1995         1996         1997         1998         1999         2000          2001         2002
--------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------- ------------ -----------
16.74%          -4.35%       14.27%       12.61%       14.19%       -1.56%       -3.21%       -20.81%       -7.73%       0.48%
--------------- ------------ ------------ ------------ ------------ ------------ ------------ ------------- ------------ -----------

As of June 30, 2003, the Fund's Institutional Class shares had a calendar year-to-date return of 19.93%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 8.61% for the quarter ended December 31, 2002 and its lowest quarterly return was -9.41% for the quarter ended December 31, 2000.

How has Delaware Delchester Fund performed?

                                                                 Average annual returns for periods ending 12/31/02

---------------------------------------------------------------------- --------------- --------------- ----------------
                                                                           1 year         5 years         10 years
---------------------------------------------------------------------- --------------- --------------- ----------------
Return before taxes                                                        0.48%           -6.90%            1.39%
---------------------------------------------------------------------- --------------- --------------- ----------------
Return after taxes on distributions                                       -3.72%          -10.78%           -2.78%
---------------------------------------------------------------------- --------------- --------------- ----------------
Return after taxes on distributions and sale of Fund shares                0.22%           -6.81%           -0.59%
---------------------------------------------------------------------- --------------- --------------- ----------------
Citigroup High-Yield Cash Pay Index
(reflects no deduction for fees, expenses, or taxes)                      -0.58%            1.36%            6.41%
---------------------------------------------------------------------- --------------- --------------- ----------------
Bear Stearns High-Yield Index
(reflects no deduction for fees, expenses, or taxes)                      -0.99%            0.31%            2.41%
---------------------------------------------------------------------- --------------- --------------- ----------------

The Fund's returns are compared to the performance of the Citigroup High-Yield Cash Pay Index and the Bear Stearns High-Yield Index. Although the Fund had been benchmarked previously against the Citigroup High-Yield Cash Pay Index (formerly the Salomon Smith Barney Cash Pay High-Yield Index), we have determined that it would be more appropriate to use the Bear Stearns High-Yield Index going forward. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

The Fund's returns are compared to the performance of the Citigroup High-Yield Cash Pay Index and the Bear Stearns High-Yield Index. You should remember that unlike the Fund, the indices are unmanaged and do not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.


The following replaces the section located on page 6 entitled "How has Delaware High-Yield Opportunities Fund performed?":

How has Delaware High-Yield Opportunities Fund performed?

This bar chart and table can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past six calendar years, as well as the average annual returns for one year, five-year and lifetime periods. The Fund's past performance does not necessarily indicate how it will perform in the future. The returns reflect voluntary expense caps. The returns would be lower without the voluntary caps.

Year-by-year total return (Institutional Class)

--------------- ------------ ------------ ------------ ------------ ------------
1997            1998         1999         2000         2001         2002
--------------- ------------ ------------ ------------ ------------ ------------
17.31%          3.12%        5.05%        -4.07%       -2.83%       2.08%
--------------- ------------ ------------ ------------ ------------ ------------

As of June 30, 2003, the Fund's Institutional Class shares had a calendar year-to-date return of 19.32%. During the periods illustrated in this bar chart, the Institutional Class' highest quarterly return was 8.39% for the quarter ended December 31, 2002 and its lowest quarterly return was -7.42% for the quarter ended June 31, 2001.

                                                                 Average annual returns for periods ending 12/31/02

-------------------------------------------------------------------------- ------------- --------------- --------------
                                                                                                           Lifetime
                                                                             1 year         5 years       (12/30/96)
-------------------------------------------------------------------------- ------------- --------------- --------------
Return before taxes                                                            2.08%          0.61%           3.21%
-------------------------------------------------------------------------- ------------- --------------- --------------
Return after taxes on distributions                                           -1.94%         -3.26%          -0.92%
-------------------------------------------------------------------------- ------------- --------------- --------------
Return after taxes on distributions and sale of Fund shares                    1.19%         -1.33%           0.61%
-------------------------------------------------------------------------- ------------- --------------- --------------
Citigroup High-Yield Cash Pay Index (reflects no deduction for fees,
expenses or taxes)                                                            -0.58%          1.36%           6.41%
-------------------------------------------------------------------------- ------------- --------------- --------------
Bear Stearns High-Yield Index
(reflects no deduction for fees, expenses, or taxes)                           0.99%          0.31%           2.41%
-------------------------------------------------------------------------- ------------- --------------- --------------

The Fund's returns are compared to the performance of the Citigroup High-Yield Cash Pay Index and the Bear Stearns High-Yield Index. Although the Fund had been benchmarked previously against the Citigroup High-Yield Cash Pay Index (formerly the Salomon Smith Barney Cash Pay High-Yield Index), we have determined that it would be more appropriate to use the Bear Stearns High-Yield Index going forward. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns above.

The Fund's returns are compared to the performance of the Citigroup High-Yield Cash Pay Index and the Bear Stearns High-Yield Index. You should remember that unlike the Fund, the indices are unmanaged and do not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.



This Supplement is dated March 17, 2004.